UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:  Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

  Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.38%, 3/16/15	$2,434	$2,434,702
Fannie Mae Discount Notes (a):
0.09%, 2/11/15	9,700	9,699,749
0.05%, 2/26/15	8,990	8,989,688
0.05%, 3/02/15	8,990	8,989,638
0.10%, 5/21/15	17,925	17,919,573
0.14%, 7/08/15	14,120	14,111,379
0.16%, 8/17/15	15,160	15,146,727
Fannie Mae Variable Rate Notes (b):
0.14%, 2/27/15	15,000	14,999,731
0.14%, 8/05/15	11,000	10,998,867
Federal Farm Credit Bank Discount Notes (a):
0.09%, 2/17/15	2,670	2,669,893
0.10%, 2/17/15	12,935	12,934,425
Federal Farm Credit Bank Variable Rate Notes (b):
0.12%, 4/06/15	1,925	1,925,003
0.20%, 6/26/15	8,000	8,002,441
0.17%, 2/26/16	16,564	16,563,560
0.15%, 12/16/16	14,938	14,938,000
Federal Home Loan Bank:
0.13%, 4/02/15	17,015	17,013,865
0.11%, 4/09/15	10,020	10,019,595
0.07%, 4/17/15	4,515	4,514,829
0.20%, 8/18/15	8,925	8,926,607
0.20%, 8/24/15	5,000	5,000,355
0.65%, 8/24/15	6,560	6,577,763
0.20%, 8/25/15	18,280	18,282,264
0.21%, 8/28/15	12,015	12,014,657
0.38%, 8/28/15	7,110	7,118,443
0.19%, 9/01/15	13,285	13,283,597
0.21%, 10/09/15	3,000	2,999,427
Federal Home Loan Bank Discount Notes (a):
0.08%, 2/04/15	3,907	3,906,974
0.08%, 2/06/15	18,310	18,309,797
0.09%, 2/11/15	9,313	9,312,772
0.10%, 2/18/15	23,000	22,998,979
0.10%, 2/18/15	9,200	9,199,587
0.10%, 2/18/15	13,800	13,799,374
0.10%, 2/27/15	6,605	6,604,523
0.08%, 3/13/15	33,277	33,273,968
0.08%, 4/17/15	6,200	6,198,934
0.10%, 4/22/15	70,000	69,984,444
0.10%, 5/06/15	30,000	29,992,167
Federal Home Loan Bank Variable Rate Notes (b):
0.12%, 4/02/15	11,000	10,999,954
0.16%, 7/16/15	10,000	10,000,000
0.15%, 11/25/15	8,680	8,679,285
0.12%, 12/09/15	11,000	10,998,305
0.16%, 12/11/15	9,000	8,999,213
0.13%, 5/20/16	10,000	9,998,010
0.14%, 5/27/16	10,700	10,697,861
Freddie Mac, 0.31%, 2/23/15	5,000	5,000,561
Freddie Mac Discount Notes (a):
0.09%, 2/17/15	9,524	9,523,611
0.08%, 2/25/15	17,100	17,099,088
U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a) (concluded):
0.10%, 4/14/15	$8,980	$8,978,294
0.10%, 5/06/15	9,152	9,149,610
0.11%, 5/19/15	42,812	42,797,367
0.10%, 5/20/15	39,435	39,423,169
0.12%, 5/29/15	12,915	12,909,963
0.15%, 6/15/15	3,733	3,730,944
Freddie Mac Variable Rate Notes (b):
0.15%, 10/16/15	6,100	6,100,000
0.16%, 11/25/15	15,000	15,000,000
0.13%, 2/18/16	20,280	20,276,763
0.17%, 1/13/17	9,495	9,493,113
Total U.S. Government Sponsored Agency Obligations — 58.0%		759,511,408

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	15,000	14,996,750
Total U.S. Treasury Obligations — 1.1%		14,996,750

Repurchase Agreements — 40.2%
Barclays Capital, Inc., 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $9,000,038, collateralized by a U.S. Treasury Obligation, 2.00%, due 10/31/21, original par and fair values of $8,888,200 and $9,180,094, respectively)	9,000	9,000,000
Total Value of Barclays Capital, Inc. (collateral value of $9,180,094)		9,000,000
BNP Paribas Securities Corp., 0.08%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $35,000,233, collateralized by various U.S. Government Sponsored Agency Obligations, 0.42% to 6.81%, due 8/15/32 to 8/25/44, original par and fair values of $505,965,621 and $37,987,355, respectively)	35,000	35,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $37,987,355)		35,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $50,000,208, collateralized by various U.S. Treasury Obligations, 0.38% to 2.13%, due 5/31/16 to 1/15/19, original par and fair values of $46,115,440 and $51,000,005, respectively) (c)	$50,000	$50,000,000
Citigroup Global Markets, Inc., 0.07%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $37,000,216, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/19 original par and fair values of $36,960,400 and $37,740,005, respectively)	37,000	37,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $88,740,010)		87,000,000
Credit Suisse Securities (USA) LLC, 0.30%, 2/02/15 (Purchased on 12/2/2014 to be repurchased at $7,703,978, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/36, original par and fair values of $12,140,000 and $7,855,915, respectively)	7,700	7,700,000
Credit Suisse Securities (USA) LLC, 0.30%, 2/05/15 (Purchased on 12/10/2014 to be repurchased at $15,007,125, collateralized by various U.S. Treasury Obligations, 0.00%, due 8/15/29 to 2/15/36, original par and fair values of $23,085,000 and $15,300,308, respectively)	15,000	15,000,000
Credit Suisse Securities (USA) LLC, 0.34%, 3/10/15 (Purchased on 12/9/2014 to be repurchased at $4,003,438, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/36, original par and fair values of $6,305,000 and $4,080,028, respectively)	4,000	4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $27,236,251)		26,700,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $50,000,208, collateralized by a U.S. Treasury Obligation, 0.88%, due 11/30/16, original par and fair values of $50,562,440 and $51,000,025, respectively) (c)	$50,000	$50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $51,000,025)		50,000,000
Goldman Sachs & Co., 0.15%, 2/06/15 (Purchased on 1/30/2015 to be repurchased at $8,000,233, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 6.07%, due 2/25/36 to 11/25/45, original par and fair values of $9,510,642 and $8,560,645, respectively)	8,000	8,000,000
Total Value of Goldman Sachs & Co. (collateral value of $8,560,645)		8,000,000
HSBC Securities (USA), Inc., 0.05%, 2/02/15 (Purchased on 1/27/2014 to be repurchased at $75,038,646, collateralized by $127,000,847, collateralized by a U.S. Treasury Obligation, 3.63%, due 2/15/44, original par and fair values of $59,110,000 and $76,500,687, respectively)	75,000	75,000,000
HSBC Securities (USA), Inc., 0.06%, 2/02/15 (Purchased on 1/27/2014 to be repurchased at $20,012,367, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 10/01/41, original par and fair values of $28,465,000 and $20,602,482, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $97,103,169)		95,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.15%, 2/02/15 (Purchased on 5/15/2013 to be repurchased at $40,104,667, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 7/25/33 to 7/20/44, original par and fair values of $46,253,778 and $42,800,654, respectively)	$40,000	$40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $42,800,654)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $43,514,181, collateralized by a U.S. Treasury Obligation, 4.38%, due 5/15/40, original par and fair values of $31,364,300 and $44,384,345, respectively)	43,514	43,514,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $18,000,105, collateralized by various U.S. Government Sponsored Agency Obligations, 2.60% to 5.30%, due 10/16/54 to 12/01/64, original par and fair values of $18,201,338 and $18,855,823, respectively)	18,000	18,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $63,240,168)		61,514,000
Morgan Stanley & Co. LLC, 0.08%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $30,000,200, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 5.80%, due 4/15/15 to 12/27/32, original par and fair values of $29,833,000 and $30,600,017, respectively)	30,000	30,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $30,600,017)		30,000,000
Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $21,000,088, collateralized by various U.S. Treasury Obligations, 0.63% to 4.25%, due 12/31/15 to 11/15/17, original par and fair values of $20,645,200 and $21,420,027, respectively)	$21,000	$21,000,000
TD Securities (USA) LLC, 0.07%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $14,000,082, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.50%, due 4/01/27 to 3/01/43, original par and fair values of $27,194,692 and $14,420,000, respectively)	14,000	14,000,000
Total Value of TD Securities (USA) LLC (collateral value of $35,840,027)		35,000,000
Wells Fargo Securities, LLC, 0.07%, 2/02/15 (Purchased on 8/14/2014 to be repurchased at $50,000,000, collateralized by a U.S. Treasury Obligation, 2.00%, due 7/31/20, original par and fair values of $48,905,200 and $51,000,086, respectively)	50,000	50,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $51,000,086)		50,000,000
Total Repurchase Agreements — 40.2%		527,214,000
Total Investments (Cost — $1,301,722,158) — 99.3%		1,301,722,158
Other Assets Less Liabilities — 0.7%		8,727,691

Net Assets — 100.0%		$1,310,449,849

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	3

Schedule of Investments (concluded)	FFI Government Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,301,722,158	—	$1,301,722,158
[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2015, there were no transfers between levels.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	FFI Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$1,718,779,924
Total Investments (Cost — $1,718,779,924) — 100.0%	1,718,779,924
Liabilities in Excess of Other Assets — (0.0)%	(241,471)

Net Assets — 100.0%	$1,718,538,453

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,718,779,924 and 39.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2015, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	5

Schedule of Investments January 31, 2015 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$1,273,572,645
Total Investments (Cost — $1,273,572,645) — 100.0%	1,273,572,645
Liabilities in Excess of Other Assets — (0.0)%	(75,221)

Net Assets — 100.0%	$1,273,497,424

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,273,572,645 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2015, there were no transfers between levels.

6	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$4,112,197,696
Total Investments (Cost — $4,112,197,696) — 100.0%	4,112,197,696
Liabilities in Excess of Other Assets — (0.0)%	(489,374)

Net Assets — 100.0%	$4,111,708,322

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $4,112,197,696 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2015, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	7

Schedule of Investments January 31, 2015 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$2,626,412,478
Total Investments (Cost — $2,626,412,478) — 100.0%	2,626,412,478
Liabilities in Excess of Other Assets — (0.0)%	(309,702)

Net Assets — 100.0%	$2,626,102,776

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,626,412,478 and 60.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2015, there were no transfers between levels.

8	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.01% - 0.02%, 2/05/15	$161,317	$161,316,837
0.02%, 2/12/15	34,134	34,133,843
0.01%, 2/19/15	12,737	12,736,920
0.02% - 0.05%, 2/26/15	265,000	264,996,250
0.02% - 0.05%, 3/05/15	218,800	218,793,275
0.05%, 3/12/15	30,470	30,469,092
0.03% - 0.05%, 3/19/15	79,530	79,525,964
0.05%, 3/26/15	45,000	44,997,019
0.04%, 4/02/15	85,000	84,994,333
0.03%, 4/09/15	250,000	249,986,042
0.06%, 5/07/15	2,012	2,011,703
0.06% - 0.13%, 7/02/15	31,939	31,927,980
0.09%, 7/16/15	30,000	29,987,969
0.08%, 7/23/15	45,290	45,273,409
0.08%, 7/30/15	52,710	52,690,344
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25% - 4.00%, 2/15/15	$180,000	$180,091,374
0.25%, 2/28/15	37,625	37,630,561
0.13%, 4/30/15	50,000	50,006,882
4.13%, 5/15/15	21,000	21,243,715
0.07%, 1/31/16 (b)	27,953	27,946,682
0.09%, 4/30/16 (b)	41,797	41,797,051
0.09%, 7/31/16 (b)	37,475	37,487,912
0.07%, 10/31/16 (b)	46,842	46,827,670
Total Investments (Cost — $1,786,872,827*) — 99.7%		1,786,872,827
Other Assets Less Liabilities — 0.3%		4,969,478

Net Assets — 100.0%		$1,791,842,305

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$1,786,872,827	—	$1,786,872,827

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	9

Schedule of Investments (concluded)	FFI Treasury Fund

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $692 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

10	FUNDS FOR INSTITUTIONS SERIES	January 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.3%
State Street Bank & Trust, 0.31%, 10/01/15 (a)	$12,000	$12,000,000
Yankee (b) — 23.7%
Bank of Montreal, Chicago:
0.19%, 2/17/15	35,000	35,000,000
1.02%, 8/27/15 (a)	20,000	20,000,000
Bank of Nova Scotia, Houston, 0.25%, 8/07/15 (a)	40,000	40,000,000
BNP Paribas SA, New York, 0.25%, 3/02/15	30,000	30,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.24%, 6/17/15	20,000	20,000,000
0.26%, 8/21/15	10,715	10,714,705
Credit Industriel et Commercial, NY:
0.30%, 4/08/15	10,000	10,000,000
0.30%, 4/16/15	15,000	15,000,000
0.30%, 5/15/15	15,000	15,000,000
0.32%, 6/08/15	20,000	20,000,000
HSBC Bank PLC, 0.25%, 8/05/15 (a)(c)	18,000	18,000,000
KBC Bank NV:
0.14%, 2/04/15	45,000	45,000,000
0.14%, 2/06/15	60,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.22%, 3/04/15	15,000	15,000,000
0.24%, 4/09/15	30,000	30,000,000
National Australia Bank Ltd., NY, 0.24%, 7/24/15 (a)	20,000	20,000,000
National Bank of Canada, NY, 0.30%, 10/23/15 (a)	22,000	22,000,000
Natixis, NY, 0.22%, 2/17/15	25,000	25,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	25,000	25,000,000
Norinchukin Bank, NY:
0.20%, 2/13/15	30,000	30,000,000
0.26%, 6/05/15	45,000	45,000,000
Oversea Chinese Banking Corp. Ltd., 0.23%, 5/07/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd., 0.23%, 2/27/15	14,000	14,000,000
Rabobank Nederland NV, NY:
0.23%, 2/09/15 (a)	5,400	5,400,000
0.25%, 6/15/15	45,000	45,000,000
Rabobank Nederland, New York, 0.30%, 4/14/15 (a)	16,000	16,000,000
Royal Bank of Canada, NY, 0.26%, 11/10/15 (a)	18,000	18,000,000
State Street Bank & Trust, 0.31%, 10/23/15 (a)	10,000	10,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded):
Sumitomo Mitsui Trust Bank Ltd.:
0.23%, 4/17/15	$15,000	$15,000,000
0.25%, 4/23/15	35,000	35,000,000
0.28%, 5/20/15	25,000	25,000,000
0.31%, 7/22/15	25,000	25,000,000
Svenska Handelsbanken, NY, 0.21%, 5/13/15	20,000	20,000,000
Toronto-Dominion Bank, NY:
0.25%, 6/10/15	25,000	25,000,000
0.26%, 9/04/15 (a)	30,000	30,000,000
0.24%, 10/06/15 (a)	35,000	35,000,000
UBS AG, Stamford, 0.29%, 3/05/15 (d)	20,000	20,000,000
Wells Fargo Bank NA (a):
0.28%, 2/17/15	25,000	25,000,000
0.26%, 7/01/15	20,000	20,000,000
0.26%, 7/10/15	25,000	25,000,000
0.30%, 11/19/15	15,000	15,000,000

		1,029,114,705
Total Certificates of Deposit — 24.0%		1,041,114,705

Commercial Paper
ASB Finance Ltd., London, 0.24%, 2/19/15 (a)	10,000	10,000,000
Australia & New Zealand Banking Group Ltd. (a):
0.24%, 3/05/15	11,000	11,000,000
0.26%, 11/25/15	45,000	45,000,000
Bank of Nederlandse Gemeenten:
0.21%, 2/13/15 (c)(e)	19,000	18,998,670
0.21%, 2/27/15 (e)	25,000	24,996,208
0.21%, 6/26/15 (e)	20,000	19,983,083
0.24%, 9/03/15 (a)(c)	61,000	61,000,000
Bank of Nova Scotia (e):
0.22%, 2/05/15	25,000	24,999,389
0.25%, 2/10/15 (c)	30,000	29,998,163
0.29%, 8/10/15	30,000	29,954,875
Bedford Row Funding Corp. (e):
0.26%, 4/14/15	15,000	14,992,200
0.24%, 6/23/15	4,650	4,645,598
0.33%, 9/22/15	50,150	50,042,888
Cafco LLC, 0.25%, 2/02/15 (e)	15,000	14,999,896
Caisse Centrale Desjardins du Quebec, 0.17%, 2/05/15 (c)(e)	5,000	4,999,906
Caisse des Depots et Consignations (e):
0.22%, 2/13/15	15,000	14,998,900
0.22%, 6/12/15	25,000	24,979,986
Chariot Funding LLC, 0.27%, 8/05/15 (e)	14,500	14,479,881
Charta LLC, 0.25%, 5/20/15 (e)	35,000	34,973,750

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	11

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Collateralized Commercial Paper Co. LLC, 0.39%, 5/21/15 (e)	$12,700	$12,685,004
Collateralized Commercial Paper II Co. (e):
0.30%, 3/16/15	20,000	19,992,833
0.40%, 7/07/15	25,000	24,956,667
0.46%, 10/13/15	10,000	9,967,545
Commonwealth Bank of Australia (a):
0.23%, 2/06/15	28,000	28,000,000
0.25%, 5/11/15 (c)	18,500	18,500,000
0.26%, 10/23/15	15,000	15,000,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (e)	27,000	26,998,200
CRC Funding LLC, 0.25%, 6/04/15 (e)	28,000	27,976,083
DBS Bank Ltd.:
0.23%, 3/03/15 (e)	30,000	29,994,250
0.23%, 3/26/15 (e)	10,000	9,996,614
0.23%, 4/01/15 (e)	30,000	29,988,692
0.23%, 5/26/15	48,000	47,965,040
DNB Bank ASA, 0.20%, 2/02/15 (e)	1,575	1,574,991
Erste Abwicklungsanstalt, 0.21%, 6/30/15 (c)(e)	20,000	19,982,617
Fortis Funding LLC, 0.06%, 2/02/15 (e)	160,000	159,999,733
HSBC Bank PLC (a):
0.24%, 5/08/15	15,000	15,000,000
0.25%, 7/08/15 (c)	12,000	12,000,000
Kells Funding LLC (a):
0.23%, 3/27/15	20,000	20,001,025
0.21%, 4/16/15 (c)	55,000	55,002,746
0.24%, 4/29/15	15,000	15,000,000
0.24%, 9/25/15 (c)	10,000	9,999,347
0.23%, 10/30/15	30,000	29,997,676
LMA Americas LLC, 0.25%, 3/02/15 (e)	26,000	25,994,764
Macquarie Bank Ltd. (e):
0.32%, 3/02/15 (c)	6,000	5,998,453
0.33%, 6/08/15	11,000	10,987,194
Mizuho Funding LLC (e):
0.21%, 2/17/15	12,500	12,498,833
0.20%, 2/23/15	25,000	24,996,945
0.26%, 5/04/15	13,000	12,991,362
National Australia Bank Ltd., 0.26%, 11/05/15 (a)	29,000	29,000,000
National Australia Funding, 0.24%, 3/10/15 (a)(c)	20,000	20,000,000
National Australia Funding Delaware, Inc., 0.23%, 8/11/15 (a)(c)	38,500	38,500,000
Commercial Paper	Par (000)	Value
Nederlandse Waterschapsbank NV:
0.20%, 5/12/15 (c)(e)	$25,000	$24,986,111
0.24%, 7/09/15 (a)	15,000	15,000,000
0.25%, 10/01/15 (a)	37,000	37,000,000
Old Line Funding LLC, 0.22%, 2/09/15 (e)	18,000	17,999,120
Rabobank USA Financial Corp., 0.22%, 2/17/15 (e)	20,000	19,998,045
Societe Generale SA (e):
0.22%, 2/04/15	15,000	14,999,725
0.25%, 3/31/15	42,360	42,342,938
Starbird Funding Corp., 0.24%, 3/02/15 (e)	25,000	24,995,167
Sumitomo Mitsui Banking Corp. (e):
0.22%, 3/04/15	33,000	32,993,748
0.25%, 5/04/15	30,000	29,980,833
0.31%, 7/06/15	30,000	29,959,958
Svenska Handelsbanken AB, 0.26%, 7/15/15 (c)(e)	20,000	19,976,767
Thunder Bay Funding LLC, 0.22%, 2/03/15 (e)	18,000	17,999,780
Toyota Motor Corp., 0.27%, 7/08/15 (e)	20,000	19,976,450
United Overseas Bank Ltd. (e):
0.23%, 2/05/15 (c)	20,000	19,999,489
0.25%, 3/17/15	25,000	24,992,514
Westpac Banking Corp. (a)(c):
0.32%, 4/09/15	23,000	23,000,000
0.25%, 7/31/15	20,000	20,000,000
Total Commercial Paper — 39.4%		1,712,790,652

Corporate Notes
Commonwealth Bank of Australia, 0.23%, 3/30/15 (a)(c)	28,500	28,541,422
HSBC Bank PLC, 0.33%, 6/28/15 (c)	10,000	10,127,820
Macquarie Bank, Ltd., 0.62%, 7/27/15 (c)	11,650	11,809,909
National Australia Bank Ltd.:
0.31%, 3/02/15 (c)	10,000	10,027,228
0.36%, 3/09/15	17,400	17,428,364
Nordea Bank AB, 0.27%, 3/20/15 (c)	16,195	16,236,516
Sumitomo Mitsui Banking Corp., 0.49%, 7/18/15	36,330	36,473,923
Svenska Handelsbanken AB, 0.32%, 6/15/15 (a)(c)	40,200	40,200,000
Total Corporate Notes — 3.9%		170,845,182

12	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Barclays Bank PLC, 0.12%, 2/02/15	$101,000	$101,000,000
Credit Agricole Corporate & Investment Bank, 0.08%, 2/02/15	151,000	151,000,000
Den Norske Bank, 0.04%, 2/02/15	180,000	180,000,000
ING Bank NV, 0.14%, 2/06/15	44,000	44,000,000
Natixis, NY, 0.07%, 2/02/15	175,000	175,000,000
Total Time Deposits — 15.0%		651,000,000

U.S. Government Sponsored Agency Obligations — 0.2%
Federal Farm Credit Bank, 0.16%, 12/10/15 (a)	10,000	10,005,234

U.S. Treasury Obligations
U.S. Treasury Bills (e):
0.12%, 3/05/15	25,000	24,997,333
0.10%, 6/11/15	25,000	24,991,333
0.11%, 6/25/15	12,000	11,994,576
0.13%, 7/02/15	160,000	159,912,756
Total U.S. Treasury Obligations — 5.1%		221,895,998

Repurchase Agreements
Citigroup Global Markets, Inc., 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $75,000,313, collateralized by various U.S. Government Sponsored Agency Obligations, 0.38% to 2.13%, due 5/31/16 to 1/15/19, original par and fair values of $69,173,160 and $76,500,008, respectively)	75,000	75,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $76,500,008)		75,000,000
Credit Suisse Securities (USA) LLC, 0.41%, 2/02/15 (Purchased on 1/29/2015 to be repurchased at $104,908,779, collateralized by various Corporate/Debt Obligations, 0.53% to 4.75%, due 10/25/29 to 8/25/57, original par and fair values of $343,695,000 and $125,888,511, respectively)	104,904	104,904,000
Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.51%, 3/06/15 (Purchased on 3/07/2014 to be repurchased at $25,342,125, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 9.25%, due 4/15/20 to 6/25/43, original par and fair values of $59,001,059 and $26,754,222, respectively) (d)	$25,000	$25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $152,642,733)		129,904,000
Deutsche Bank Securities, Inc., 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $25,000,104, collateralized by a U.S. Government Sponsored Agency Obligation, 0.88%, due 11/30/16, original par and fair values of $25,281,220 and $25,500,012, respectively)	25,000	25,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $25,500,012)		25,000,000
Federal Reserve Bank of New York, 0.05%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $75,000,312, collateralized by a U.S. Government Sponsored Agency Obligation, 3.75%, due 8/15/41, original par and fair values of $57,071,400 and $75,000,413, respectively)	75,000	75,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $75,000,413)		75,000,000
HSBC Securities (USA), Inc., 0.18%, 2/02/15 (Purchased on 10/01/2013 to be repurchased at $25,033,250, collateralized by various Corporate/Debt Obligations, 0.21% to 1.76%, due 6/15/16 to 7/15/20, original par and fair values of $28,140,000 and $26,754,420, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $26,754,420)		25,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	13

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.14%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $10,000,117, collateralized by a Corporate/Debt Obligation, 0.00%, due 4/01/15, original par and fair values of $10,510,000 and $10,501,113, respectively)	$10,000	$10,000,000
J.P. Morgan Securities LLC, 0.53%, 2/18/15 (Purchased on 11/19/2014 to be repurchased at $40,303,924, collateralized by various Corporate/Debt and U.S. Government Sponsored Agency Obligations, 0.00% to 8.31%, due 7/27/15 to 6/25/42, original par and fair values of $115,958,229 and $46,339,394, respectively)	40,250	40,250,000
J.P. Morgan Securities LLC, 0.50%, 5/01/15 (Purchased on 7/15/2014 to be repurchased at $12,032,863, collateralized by a Corporate/Debt Obligation, 5.63%, due 8/16/43, original par and fair values of $10,270,000 and $12,601,021, respectively) (e)	12,000	12,000,000
J.P. Morgan Securities LLC, 0.75%, 5/01/15 (Purchased on 11/25/2014 to be repurchased at $30,043,298, collateralized by various Corporate/Debt Obligations, 5.43% to 6.48%, due 12/11/40 to 2/15/51, original par and fair values of $33,702,714 and $34,500,774, respectively) (e)	30,000	30,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $103,942,302)		92,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.66%, 3/16/15, (Purchased on 1/07/2015 to be repurchased at $30,014,300, collateralized by a Corporate/Debt Obligation, 0.83%, due 6/12/50, original par and fair values of $76,058,252 and $37,500,000, respectively) (e)	30,000	30,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $37,500,000)		30,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $22,000,238, collateralized by various Corporate/Debt Obligations, 0.00% to 9.88%, due 10/05/15 to 3/15/87, original par and fair values of $21,016,859 and $23,100,000, respectively)	$22,000	$22,000,000
RBC Capital Markets LLC, 0.14%, 2/02/15 (Purchased on 3/28/2014 to be repurchased at $7,008,466, collateralized by various Corporate/Debt Obligations, 0.00% to 0.24%, due 2/02/15 to 1/31/18, original par and fair values of $7,356,402 and $7,350,001, respectively)	7,000	7,000,000
RBC Capital Markets LLC, 0.14%, 2/02/15 (Purchased on 6/12/2014 to be repurchased at $27,024,570, collateralized by various Corporate/Debt Obligations, 0.00% to 10.20%, due 4/14/15 to 11/02/43, original par and fair values of $23,012,575 and $28,350,000, respectively)	27,000	27,000,000
Total Value of RBC Capital Markets LLC (collateral value of $58,800,001)		56,000,000
UBS Securities LLC, 0.24%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $10,000,200, collateralized by various Corporate/Debt Obligations, 0.98% to 9.63%, due 9/30/15 to 4/09/24, original par and fair values of $12,735,502 and $11,211,409, respectively)	10,000	10,000,000
Total Value of UBS Securities LLC (collateral value of $11,211,409)		10,000,000

14	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.49%, 3/16/15 (Purchased on 12/15/2014 to be repurchased at $5,006,193, collateralized by various Corporate/Debt Obligations, 6.88% to 7.75%, due 10/28/20 to 3/01/21, original par and fair values of $5,415,764 and $5,750,001, respectively)	$5,000	$5,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.26%, 2/02/15 (Purchased on 8/04/2014 to be repurchased at $13,016,712, collateralized by various Corporate/Debt Obligations, 0.00%, due 2/13/15 to 2/20/15, original par and fair values of $13,651,743 and $13,650,000, respectively)	$13,000	$13,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $19,400,001)		18,000,000
Total Repurchase Agreements — 12.4%		536,154,000
Total Investments (Cost — $4,343,805,771) — 100.0%		4,343,805,771
Other Assets Less Liabilities — 0.0%		1,386,631

Net Assets — 100.0%		$4,345,192,402

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	15

Schedule of Investments (concluded)	Master Institutional Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:[1]	—	$4,343,805,771	—	$4,343,805,771
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, cash of $765,482 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

16	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Columbia IDB, Refunding RB, VRDN, 0.01%, 2/02/15 (a)	$12,700	$12,700,000
Alaska — 0.0%
Alaska Energy Authority, Refunding RB, (AGM), 6.00%, 7/01/15	510	522,149
Arizona — 1.1%
City of Phoenix Arizona, TECP, 0.10%, 3/02/15	10,000	10,000,000
City of Tempe, GO, Series A, 3.00%, 7/01/15	2,170	2,195,668
City of Tucson AZ Water System Revenue, Refunding RB, Series A, 3.00%, 7/01/15	1,200	1,213,948

		13,409,616
Arkansas — 1.7%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.10%, 2/06/15 (a)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.10%, 2/06/15 (a)	14,285	14,285,000
State of Arkansas, GO, 4.00%, 4/01/15	2,500	2,515,766

		21,665,766
California — 9.1%
Bay Area Toll Authority, RB, VRDN, 0.01%, 2/06/15 (a)	2,800	2,800,000
Bay Area Toll Authority, Refunding RB, VRDN, 0.01%, 2/06/15 (a)	9,000	9,000,000
California Health Facilities Financing Authority, RB, Series B, VRDN (a):
0.01%, 2/06/15	12,000	12,000,000
P-FLOATS, Providence Health Services (Bank of America NA SBPA), 0.03%, 2/06/15 (b)(c)	7,940	7,940,000
Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Company, Series E (JPMorgan Chase Bank LOC), 0.01%, 2/02/15 (a)	$3,000	$3,000,000
California State University, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 2/06/15 (a)(b)	8,775	8,775,000
City of Los Angeles California, TECP:
92812URQ3, 0.10%, 2/10/15	8,500	8,500,000
0.10%, 2/04/15	4,250	4,250,000
City of Los Angeles California Wastewater System, TECP, 0.08%, 3/17/15	12,210	12,210,000
Los Angeles County Schools, RB:
1.50%, 6/01/15	1,200	1,205,368
1.50%, 6/30/15	400	402,158
Los Angeles Department of Water & Power, Refunding RB, VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 2/06/15 (a)	5,000	5,000,000
Riverside Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 2.00%, 9/01/15	500	505,207
San County Diego, COP, Refunding Series A, 5.00%, 10/15/15	2,000	2,067,767
San Diego County Water Authority, TECP, 0.07%, 4/02/15	5,000	5,000,000
State of California, GO, Refunding, VRDN, Series B, Sub-Series B-1 (Bank of America NA LOC), 0.01%, 2/06/15 (a)	17,800	17,800,000
State of California, GO, VRDN, 0.01%, 2/02/15 (a)	6,000	6,000,000
State of California, RB, 1.50%, 6/22/15	10,000	10,053,238

		116,508,738
Colorado — 2.5%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.05%, 2/06/15 (a)	4,000	4,000,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015	17

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.01%, 2/06/15 (a)	$28,000	$28,000,000

		32,000,000
Connecticut — 4.4%
Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	6,000	6,006,245
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.03%, 2/06/15 (a)	600	600,000
City of Danbury Connecticut, GO, Refunding, 1.00%, 7/23/15	8,775	8,811,340
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
0.02%, 2/06/15	2,400	2,400,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.03%, 2/02/15	8,000	8,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.03%, 2/02/15	3,600	3,600,000
Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.02%, 2/06/15	7,000	7,000,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale University (a):
Series T-2, 0.01%, 2/06/15	3,500	3,500,000
Series V-1, 0.01%, 2/02/15	5,000	5,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.02%, 2/06/15	500	500,000
FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.02%, 2/06/15	2,200	2,200,000
State of Connecticut, GO, Series A, 1.50%, 3/02/15	4,500	4,504,736
Town of Enfield Connecticut, GO, Refunding BAN, 1.00%, 8/11/15	3,700	3,716,619

		55,838,940
Delaware — 0.0%
New County Castle, GO, Refunding Series A, 5.00%, 7/15/15	215	219,641
Municipal Bonds	Par (000)	Value
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, 0.28%, 12/01/15	$2,800	$2,800,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (Citibank NA SBPA), 0.04%, 2/06/15 (a)(b)	2,100	2,100,000

		4,900,000
Florida — 1.9%
City of Jacksonville, Refunding RB, Series A, VRDN, 0.04%, 2/06/15 (a)	6,100	6,100,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.01%, 2/06/15 (a)	4,500	4,500,000
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.04%, 2/06/15 (a)	300	300,000
JEA Water & Sewer System Revenue, Refunding RB, VRDN, 0.03%, 2/06/15 (a)	12,900	12,900,000
State of Florida, GO, Refunding, Series C, 5.00%, 6/01/15	280	284,430
State of Florida Lottery Revenue, Refunding RB, Series F, 5.00%, 7/01/15	600	611,828

		24,696,258
Georgia — 0.1%
Georgia State Road & Tollway Authority, Refunding RB, Series A, 5.00%, 3/01/15	600	602,348
Metropolitan Atlanta Rapid Transit Authority, RB, 0.04%, 7/01/15	700	699,940

		1,302,288
Illinois — 7.5%
City of Chicago IL Waterworks Revenue, Refunding RB, VRDN (a):
0.02%, 2/06/15	17,000	17,000,000
0.02%, 2/06/15	10,900	10,900,000
0.02%, 2/06/15	4,200	4,200,000

18	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.48%, 2/06/15 (a)	$400	$400,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1032 (Deutsche Bank AG SBPA), 0.27%, 2/06/15 (a)(b)(c)	6,340	6,340,000
Illinois Educational Facilities Authority, Refunding RB, University of Chicago, Series B-3, 0.16%, 3/12/15	4,600	4,600,000
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (JPMorgan Chase Bank NA LOC), 0.03%, 2/06/15 (a)	4,470	4,470,000
State of Illinois, GO, VRDN, 0.01%, 2/06/15 (a)	48,000	48,000,000

		95,910,000
Indiana — 2.0%
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Stadium Project, Series A-1 (Bank of New York Melon SBPA), 0.01%, 2/02/15 (a)	17,700	17,700,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.01%, 2/06/15 (a)	5,400	5,400,000
Purdue University, RB, Series A, VRDN, 0.02%, 2/06/15 (a)	1,820	1,820,000

		24,920,000
Iowa — 3.8%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.11%, 2/06/15 (a)	48,600	48,600,000
Kansas — 2.4%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.07%, 2/06/15 (a)	1,385	1,385,000
City of Wichita, GO, Refunding:
0.25%, 10/15/15	10,000	10,002,034
AMT, 0.30%, 10/15/15	15,000	15,002,525
Municipal Bonds	Par (000)	Value
Kansas (concluded)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.06%, 2/06/15 (a)(b)(c)	$1,630	$1,630,000
State of Kansas Department of Transportation, Refunding RB, 0.10%, 9/01/15	3,100	3,100,000

		31,119,559
Kentucky — 0.1%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.10%, 2/06/15 (a)	1,775	1,775,000
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.10%, 2/06/15	4,000	4,000,000
0.10%, 2/06/15	10,000	10,000,000
Parish of Bossier Louisiana School Board, GO, 4.00%, 3/02/15	1,390	1,394,088
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, VRDN, 0.03%, 2/06/15 (a)(b)	14,100	14,100,000

		29,494,088
Maine — 0.3%
Town of Kittery, GO, 1.00%, 9/15/15	3,720	3,737,452
Maryland — 4.2%
Country of Anne Arundel Maryland, GO, Refunding, 5.00%, 3/02/15	700	702,608
County of Montgomery Maryland, Refunding RB, VRDN, Riverwood Village, Inc. Project (Manufacturers & Traders LOC), 0.04%, 2/06/15 (a)	25,375	25,375,000
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 11/02/15	200	207,044
County of Montgomery Maryland, TECP, 0.05%, 5/06/15	7,400	7,400,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015	19

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (a):
Conservit, Inc. Facility, 0.17%, 2/06/15	$2,870	$2,870,000
Homewood Williamsport Facility, 0.07%, 2/06/15	6,125	6,125,000
County of Worcester Maryland, GO, 5.00%, 3/02/15	1,200	1,204,500
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Gamse Lithographing Co. Facilities, 0.17%, 2/06/15	925	925,000
Linemark Printing Project, 0.22%, 2/06/15	4,380	4,380,000
Maryland State Transportation Authority, RB, 5.25%, 3/02/15	100	100,384
Maryland State Transportation Authority, Refunding RB, 2.00%, 7/01/15	800	806,018
State of Maryland, GO:
5.00%, 3/02/15	400	401,582
Refunding, 2nd Series E, 5.00%, 8/03/15	3,300	3,380,685

		53,877,821
Massachusetts — 4.5%
City of New Bedford, GO, Refunding, 1.25%, 2/05/16 (d)	4,935	4,986,028
City of New Bedford Massachusetts, BAN, 0.75%, 2/06/15	4,855	4,855,399
City of Pittsfield Massachusetts, BAN, 1.00%, 6/26/15	1,980	1,986,199
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.11%, 8/28/15 (a)	5,250	5,250,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.01%, 2/06/15 (a)	8,900	8,900,000
Massachusetts Health & Educational Facilities Authority, VRDN, RB, Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.01%, 2/06/15 (a)	19,500	19,500,000
Massachusetts Housing Finance Agency, RB, 0.33%, 1/01/17	6,500	6,500,000
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Town of East Longmeadow Massachusetts, GO, 1.00%, 6/30/15	$500	$501,588
Town of Yarmouth Massachusetts, GO, Refunding, 2.00%, 6/01/15	270	271,595
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.11%, 8/28/15 (a)	4,565	4,565,000

		57,315,809
Michigan — 0.8%
Michigan State Building Authority, Refunding RB, VRDN, 0.03%, 2/06/15 (a)	2,820	2,820,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.08%, 8/28/15 (a)	5,685	5,685,000
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.02%, 2/02/15 (a)	500	500,000
Traverse City Area Public Schools, GO, Refunding, 5.00%, 5/01/15	655	662,644

		9,667,644
Minnesota — 0.4%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 2/06/15 (a)(b)	4,700	4,700,000
State of Minnesota, Refunding, GO, Series F, 4.00%, 8/03/15	100	101,878

		4,801,878
Mississippi — 2.1%
Mississippi Business Finance Corp., RB, VRDN (a):
Series C, 0.01%, 2/02/15	5,240	5,240,000
Series I, 0.01%, 2/02/15	10,750	10,750,000
Series C, 0.01%, 2/02/15	10,330	10,330,000

		26,320,000
Missouri — 0.8%
City of Kansas City, GO, Refunding, Series A, 2.00%, 2/01/15	2,000	2,000,000

20	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.10%, 2/06/15 (a)	$8,000	$8,000,000

		10,000,000
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank Nederland NV SBPA), 0.12%, 2/06/15 (a)(b)	2,320	2,320,000
Nebraska — 0.1%
Douglas County School District No 17, GO, Refunding, 3.00%, 6/15/15	1,310	1,323,654
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.13%, 2/06/15 (a)	2,280	2,280,000
New Jersey — 0.4%
County of Middlesex New Jersey, GO, 1.00%, 2/16/15	1,040	1,040,336
County of Sussex New Jersey, GO, Refunding, 2.00%, 2/16/15	605	605,425
Middletown Township Board of Education, GO, Refunding, 4.00%, 8/03/15	230	234,222
New Jersey Educational Facilities Authority, Refunding RB, Series E, 5.00%, 7/01/15	200	203,943
Township of Gloucester New Jersey, GO, Refunding, 1.00%, 2/16/15	500	500,133
Township of Mansfield NJ/Burlington County, GO, Refunding Series A, 1.00%, 11/05/15	1,810	1,820,000
Township of Montclair New Jersey, GO, Refunding, 4.00%, 3/02/15	200	200,581
Township of West Caldwell New Jersey, GO, Refunding, 3.00%, 2/02/15	500	500,000

		5,104,640
New Mexico — 0.2%
New Mexico Finance Authority, RB, Series A (NPFGC), 5.25%, 6/15/15	2,870	2,923,826
Municipal Bonds	Par (000)	Value
New York — 6.9%
City of New York New York, GO, VRDN, Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.03%, 2/02/15 (a)	$6,000	$6,000,000
City of New York New York Industrial Development Agency, RB, VRDN (a):
FLOATS, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.02%, 2/06/15	26,455	26,455,000
Korean Air Lines Co. Ltd. Project, Series A, AMT (Kookmin Bank LOC), 0.10%, 2/06/15	7,500	7,500,000
Korean Air Lines Co. Ltd. Project, Series B, AMT (Kookmin Bank LOC), 0.10%, 2/06/15	11,000	11,000,000
City of New York New York Water & Sewer System, Refunding RB, VRDN (Bank of Tokyo — Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/06/15 (a)	1,000	1,000,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.01%, 2/02/15 (a)	6,000	6,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.01%, 2/02/15 (a)	1,500	1,500,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 0.03%, 2/02/15	2,400	2,400,000
Series 2843 (Morgan Stanley Bank SBPA), 0.03%, 2/06/15 (b)	5,565	5,565,000
Series AA-5 (Mizuho Bank Ltd. SBPA), 0.03%, 2/02/15	9,300	9,300,000
New York State HFA, HRB, M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.01%, 2/06/15 (a)	3,190	3,190,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015	21

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.07%, 2/06/15 (a)	$8,070	$8,070,000

		87,980,000
North Carolina — 2.9%
Charlotte Housing Authority North Carolina, RB, VRDN, Stonehaven East Project (Wells Fargo Bank NA LOC), 0.03%, 2/06/15 (a)	4,050	4,050,000
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.15%, 2/06/15 (a)(b)	1,590	1,590,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.01%, 2/06/15 (a)	8,945	8,945,000
City of Greensboro North Carolina, GO, Refunding, Series C, 4.00%, 2/02/15	700	700,000
City of Raleigh NC Combined Enterprise System Revenue, RB, Series B, VRDN, 0.01%, 2/06/15 (a)	2,040	2,040,000
City of Raleigh North Carolina, GO, 4.00%, 2/02/15	500	500,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.12%, 8/28/15 (a)	4,020	4,020,000
City of Winston-Salem North Carolina, Refunding RB, Series A, 4.00%, 3/02/15	1,200	1,203,544
County of Buncombe North Carolina Metropolitan Sewerage District, Refunding RB, 4.00%, 7/01/15	800	812,613
County of Guilford North Carolina, GO, Refunding, Series C, 4.00%, 2/02/15	200	200,000
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.23%, 2/06/15 (a)	1,500	1,500,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Johnston North Carolina, Refunding RB, 2.00%, 6/01/15	$690	$694,208
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.12%, 8/28/15 (a)	8,070	8,070,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, 0.03%, 2/06/15 (a)(b)	2,400	2,400,000

		36,725,365
Ohio — 1.8%
County of Lucas Ohio, GO, Refunding, 1.00%, 7/14/15	1,080	1,083,995
Ohio State University, RB, VRDN, Series B, 0.01%, 2/06/15 (a)	13,000	13,000,000
State of Ohio, GO, 5.00%, 5/01/15	100	101,190
State of Ohio, RB, 2.00%, 2/02/15	400	400,000
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.01%, 2/02/15 (a)	8,410	8,410,000

		22,995,185
Oklahoma — 0.0%
City of Oklahoma City Oklahoma, GO, Refunding, 4.00%, 3/02/15	100	100,295
Pennsylvania — 2.8%
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.02%, 2/06/15 (a)	2,010	2,010,000
Emmaus Pennsylvania General Authority, RB, VRDN, Series 89F, Sub-Series F-24 (U.S. Bank NA LOC), 0.02%, 2/06/15 (a)	12,000	12,000,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Trades Trust Co. LOC), 0.04%, 2/06/15 (a)	15,800	15,800,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, VRDN, The Children’s Hospital of Philadelphia Project, Series B (Wells Fargo Bank NA SBPA), 0.03%, 2/02/15 (a)	3,200	3,200,000

22	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
University of Pittsburgh Commonwealth Higher Education, TECP, 0.08%, 2/17/15	$2,200	$2,200,000

		35,210,000
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp., RB, VRDN, 0.01%, 2/06/15 (a)	7,400	7,400,000
South Carolina — 1.3%
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 4.00%, 2/02/15	200	200,000
County of Berkeley South Carolina, GO, Refunding, 5.00%, 3/02/15	2,700	2,710,049
County of Richland South Carolina, GO, Series B, 4.00%, 3/02/15	600	601,781
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.17%, 2/06/15 (a)	13,150	13,150,000

		16,661,830
Tennessee — 1.8%
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, VRDN, 7-Month Window, Ascension Health Credit Group, Series B-1, 0.08%, 8/28/15 (a)	21,575	21,575,000
County of Nashville & Davidison Tennessee Metropolitan Government Electric Revenue, RB, Series A, 2.00%, 5/15/15	960	965,011

		22,540,011
Texas — 19.9%
City of College Station Texas, GO, Refunding, 2.00%, 2/16/15	300	300,208
City of Dallas, GO, Refunding, 5.00%, 2/16/15	1,975	1,978,645
City of Garland Texas, TECP, 0.06%, 2/20/15	10,310	10,310,000
City of Houston Texas Utility System Revenue, RB, VRDN, 0.01%, 2/06/15 (a)	17,000	17,000,000
City of Lubbock, GO, 3.00%, 2/15/15	1,000	1,001,096
City of San Antonio, Refunding RB, 3.00%, 2/02/15	300	300,000
Municipal Bonds	Par (000)	Value
Texas (continued)
City of Southlake Texas, GO, 3.00%, 2/16/15	$400	$400,434
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.05%, 2/06/15 (a)	10,360	10,360,000
County of Harris Texas Metropolitan Transit Authority, Refunding RB, VRDN, FLOATS, Series 1053 (Deutsche Bank AG SBPA), 0.06%, 2/06/15 (a)(b)	6,660	6,660,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.02%, 2/06/15 (a)	8,280	8,280,000
Denton ISD, GO, Series B, VRDN, 0.02%, 2/06/15 (a)	3,000	3,000,000
North Texas Tollway Authority, TECP, 0.05%, 3/11/15	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.08%, 2/06/15 (a)	33,250	33,250,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (a):
0.10%, 2/06/15	24,500	24,500,000
Multi-Mode, 0.10%, 2/06/15	20,000	20,000,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.06%, 2/06/15 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN, AMT (a):
BASF Corp. Project, Series A, 0.10%, 2/06/15	15,000	15,000,000
Total Petrochemicals Project, 0.05%, 2/06/15	26,000	26,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 2/06/15 (a)(b)	3,000	3,000,000
State of Texas, GO, 1.50%, 8/31/15	25,000	25,196,761

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015	23

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
State of Texas, GO, VRDN, Series D (State Street Bank & Trust Co. SBPA), 0.02%, 2/06/15 (a)	$4,640	$4,640,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.03%, 2/06/15 (a)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement) (Wells Fargo Bank NA SBPA), 0.14%, 2/06/15 (a)(b)	6,010	6,010,000
Texas Public Finance Authority, RB, Series B, 5.00%, 7/01/15 (e)	1,800	1,835,878
Texas Transportation Commission State Highway Fund, RB, Series A, 4.50%, 4/01/15	180	181,242
West Harris County Regional Water Authority, Refunding RB, 2.00%, 12/15/15	430	436,717

		254,055,981
Virginia — 6.8%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.07%, 2/06/15 (a)	673	673,000
City of Alexandria Virginia IDA, Refunding RB, VRDN, Goodwin House (Wells Fargo Bank NA SBPA), 0.02%, 2/02/15 (a)	680	680,000
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.02%, 2/06/15 (a)	1,235	1,235,000
City of Newport News Virginia, GO, Refunding:
Series A, 3.00%, 7/15/15	1,800	1,823,060
Series B, 5.25%, 7/01/15	310	316,501
City of Suffolk Virginia, GO, Refunding, 3.00%, 2/02/15	470	470,000
City of Virginia Beach Virginia, GO, Series A, 5.00%, 5/01/15	1,250	1,264,736
County of Fairfax Virginia, GO, Refunding Series A, 5.00%, 4/01/15	600	604,715
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.03%, 2/06/15 (a)	335	335,000
Municipal Bonds	Par (000)	Value
Virginia (continued)
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.02%, 2/06/15 (a)	$30,685	$30,685,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.10%, 8/28/15 (a)	7,370	7,370,000
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.01%, 2/06/15 (a)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.08%, 2/06/15 (a)	1,120	1,120,000
Fairfax County Industrial Development Authority, Refunding RB, VRDN, 0.02%, 2/06/15 (a)	400	400,000
Hampton Roads Sanitation District, RB, VRDN, 0.02%, 2/06/15 (a)	10,900	10,900,000
Peninsula Ports Authority, Refunding RB, VRDN, Dominon Term Project, Series D (U.S. Bank NA SBPA), 0.01%, 2/02/15 (a)	450	450,000
Spotsylvania County Economic Development Authority, Refunding RB, 2.00%, 6/01/15	240	241,377
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.02%, 2/06/15 (a)	2,600	2,600,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.08%, 2/06/15 (a)(b)	3,470	3,470,000
University of Virginia, RB, VRDN, CLASS A, 0.03%, 2/06/15 (a)(b)	2,710	2,710,000
University of Virginia, TECP, 0.06%, 5/15/15	12,350	12,350,000
Virginia Beach Development Authority, RB, Series A, 2.00%, 5/01/15	380	381,676
Virginia College Building Authority, RB, 21st Century College:
& Equipment Programs, Series A, 5.00%, 2/02/15	3,460	3,460,000

24	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority, RB, 21st Century College (concluded):
VRDN, Series B (Wells Fargo Bank NA SBPA), 0.01%, 2/02/15 (a)	$1,280	$1,280,000
Virginia College Building Authority, Refunding RB, 4.00%, 2/02/15	960	960,000
Virginia College Building Authority, RB, Refunding, 2.25%, 2/02/15	490	490,000

		86,570,065
Washington — 1.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.14%, 2/06/15 (a)(b)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS, Series 14W (Barclays Bank PLC SBPA), 0.12%, 2/06/15 (a)(b)	11,320	11,320,000

		21,050,000
Wisconsin — 0.7%
City of Kenosha Wisconsin, GO, Refunding, 2.00%, 4/01/15	2,100	2,106,236
Madison Area Technical College, GO, 2.00%, 3/02/15	900	901,279
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.08%, 8/28/15 (a)	$6,310	$6,310,000

		9,317,515
Wyoming — 2.5%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.12%, 2/06/15 (a)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (a):
Series A, 0.03%, 2/06/15	5,000	5,000,000
Series B, 0.03%, 2/06/15	3,500	3,500,000
County of Sublette Wyoming, Refunding RB, VRDN, 0.01%, 2/02/15 (a)	18,400	18,400,000

		31,500,000
Total Long-Term Investments (Cost — $1,327,361,014) — 104.2%		1,327,361,014
Total Investments (Cost — $1,327,361,014*) — 104.2%		1,327,361,014
Liabilities in Excess of Other Assets — (4.2)%		(53,787,199)

Net Assets — 100.0%		$1,273,573,815

Notes to Schedule of investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies Co.	$4,986,028	—

(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015	25

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
S/F	Single Family
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

26	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments: [1]	—	$1,327,361,014	—	$1,327,361,014
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, bank overdraft of $49,390,959 is categorized as Level 2 within the disclosure hierarchy

During the period ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JANUARY 31, 2015	27

Schedule of Investments January 31, 2015 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee
Bank of Montreal, Chicago:
0.24%, 4/06/15	$40,000	$39,999,680
1.02%, 8/27/15 (a)	30,000	30,000,000
Bank of Nova Scotia, Houston:
0.25%, 4/06/15	25,000	25,000,000
0.25%, 8/07/15 (a)	25,000	25,000,000
0.23%, 11/06/15 (a)	20,000	20,000,000
BNP Paribas SA, New York, 0.25%, 3/02/15	20,000	20,000,000
Canadian Imperial Bank of Commerce, New York, 0.24%, 5/20/15 (a)	20,000	20,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.24%, 6/17/15	50,000	50,000,000
0.26%, 8/21/15	15,600	15,599,570
Citibank NA, NY, 0.25%, 5/11/15	25,000	25,000,000
Credit Industriel et Commercial, NY:
0.30%, 4/08/15	10,000	10,000,000
0.30%, 4/16/15	18,000	18,000,000
0.30%, 5/15/15	20,000	20,000,000
0.32%, 6/08/15	25,000	25,000,000
HSBC Bank PLC, 0.25%, 8/05/15 (a)(b)	22,000	22,000,000
KBC Bank NV:
0.14%, 2/04/15	44,000	44,000,000
0.14%, 2/06/15	60,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.24%, 4/09/15	20,000	20,000,000
Mizuho Bank Ltd., New York:
0.25%, 4/14/15	25,000	25,000,000
0.27%, 6/15/15	20,000	20,000,000
National Australia Bank Ltd., NY, 0.24%, 7/24/15 (a)	29,500	29,500,000
National Bank of Canada, NY (a):
0.33%, 4/10/15	53,000	53,000,000
0.30%, 10/23/15	46,000	46,000,000
Natixis, New York, 0.26%, 3/02/15	20,000	20,000,000
Natixis, NY:
0.25%, 2/02/15	50,000	50,000,000
0.28%, 5/05/15	50,000	50,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	15,000	15,000,000
Norinchukin Bank, NY:
0.26%, 6/05/15	45,000	45,000,000
0.30%, 7/16/15 (a)	20,000	20,000,000
Rabobank Nederland NV, NY (a):
0.23%, 2/09/15	35,000	35,000,000
0.28%, 9/16/15	62,000	62,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Rabobank Nederland, New York, 0.30%, 4/14/15 (a)	$49,000	$49,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.23%, 4/17/15	35,000	35,000,000
0.25%, 4/23/15	40,000	40,000,000
0.25%, 5/15/15	25,000	25,000,000
Toronto-Dominion Bank, New York, 0.25%, 4/15/15 (a)	38,000	38,000,000
Toronto-Dominion Bank, NY (a):
0.26%, 9/04/15	35,000	35,000,000
0.24%, 10/06/15	20,000	20,000,000
UBS AG, Stamford, 0.29%, 3/05/15 (c)	40,000	40,000,000
Wells Fargo Bank NA (a):
0.26%, 7/01/15	30,000	30,000,000
0.27%, 9/08/15	30,000	30,000,000
Total Certificates of Deposit — 31.7%		1,302,099,250

Commercial Paper
ASB Finance Ltd., London, 0.24%, 2/19/15 (a)	15,000	15,000,000
Aspen Funding Corp., 0.21%, 2/04/15 (d)	50,000	49,999,125
Australia & New Zealand Banking Group Ltd., 0.27%, 10/27/15 (a)	20,000	19,997,736
Australia & New Zealand Banking Group Ltd. (a):
0.24%, 3/05/15	14,000	14,000,000
0.26%, 11/25/15	40,000	40,000,000
Bank of Nova Scotia (d):
0.25%, 2/10/15 (b)	10,000	9,999,387
0.29%, 8/10/15	50,000	49,924,792
Bedford Row Funding Corp. (d):
0.26%, 4/14/15	24,000	23,987,520
0.33%, 9/22/15	40,000	39,914,567
Charta LLC, 0.25%, 5/20/15 (c)	41,000	40,969,250
Ciesco LLC, 0.25%, 3/04/15 (c)	30,000	29,993,542
Collateralized Commercial Paper Co. LLC (c):
0.29%, 2/20/15	10,000	9,998,308
0.39%, 5/21/15	17,935	17,913,822
Collateralized Commercial Paper II Co., 0.46%, 10/13/15 (c)	40,000	39,870,178
Commonwealth Bank of Australia (a):
0.25%, 5/11/15 (b)	25,000	25,000,000
0.23%, 5/18/15	25,000	25,001,016
0.26%, 10/23/15	10,000	10,000,000
CPPIB Capital, Inc., 0.30%, 3/26/15 (c)	25,000	24,988,958

28	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
CRC Funding LLC, 0.25%, 6/04/15 (d)	$18,000	$17,984,625
DBS Bank Ltd.:
0.23%, 3/03/15 (d)	20,000	19,996,167
DBS Bank Ltd. (concluded):
0.23%, 3/26/15 (d)	15,000	14,994,921
0.23%, 4/01/15 (d)	15,000	14,994,346
0.23%, 5/26/15	48,000	47,965,040
Gemini Securitization Corp. LLC, 0.20%, 2/03/15 (d)	50,000	49,999,444
HSBC Bank PLC (a):
0.24%, 5/08/15	22,000	22,000,000
0.25%, 7/08/15 (b)	18,000	18,000,000
0.27%, 11/19/15	20,000	20,000,000
Kells Funding LLC (a):
0.27%, 4/23/15 (b)	15,000	15,000,000
0.26%, 6/19/15	35,000	35,000,000
0.26%, 9/22/15 (b)	10,000	9,999,309
0.23%, 10/29/15 (b)	25,000	24,996,660
Macquarie Bank Ltd.:
0.33%, 3/03/15 (a)	12,500	12,500,793
0.32%, 4/09/15 (d)	13,000	12,992,258
0.33%, 6/08/15 (d)	25,000	24,970,896
Mizuho Funding LLC, 0.26%, 5/18/15 (d)	40,000	39,969,378
National Austalia Funding Delaware, Inc., 0.23%, 8/11/15 (a)(b)	50,000	50,000,000
Nederlandse Waterschapsbank NV, 0.24%, 7/09/15 (a)	15,000	15,000,000
Nordea Bank AB, 0.22%, 3/13/15 (b)(d)	30,000	29,992,667
Skandin Enskilda Banken AG, 0.26%, 3/03/15 (b)(d)	25,000	24,994,583
Societe Generale SA, 0.25%, 3/31/15 (d)	50,175	50,154,791
Starbird Funding Corp., 0.24%, 3/02/15 (d)	25,000	24,995,167
Sumitomo Mitsui Banking Corp. (d):
0.24%, 4/13/15	35,000	34,983,433
0.31%, 7/06/15	30,000	29,959,958
Svenska Handelsbanken AB, 0.26%, 7/15/15 (b)(d)	30,000	29,965,150
United Overseas Bank Ltd., 0.25%, 3/17/15 (d)	35,000	34,989,519
Westpac Banking Corp. (a)(b):
0.32%, 4/09/15	52,000	52,000,000
0.25%, 7/31/15	55,000	55,000,000
Total Commercial Paper — 32.1%		1,319,957,306
Corporate Notes	Par (000)	Value
General Electric Capital Corp., 0.30%, 6/29/15	$16,886	$17,106,319
HSBC Bank PLC, 0.34%, 6/28/15 (b)	49,874	50,509,725
JPMorgan Chase & Co., 0.33%, 3/20/15	30,940	31,003,391
Macquarie Bank, Ltd., 0.61%, 7/27/15 (b)	19,485	19,752,863
National Australia Bank Ltd.:
0.31%, 3/02/15 (b)	20,000	20,054,456
0.36%, 3/09/15	13,715	13,737,054
Sumitomo Mitsui Banking Corp., 0.49%, 7/18/15	36,000	36,142,616
Svenska Handelsbanken AB, 0.32%, 6/15/15 (a)(b)	63,400	63,400,000
Westpac Banking Corp., 0.55%, 1/12/16	9,702	9,738,771
Total Corporate Notes — 6.4%		261,445,195

Municipal Bonds
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.10%, 02/06/15 (c)	2,355	2,355,000
Total Municipal Bonds — 0.1%		2,355,000

Time Deposits
Natixis, New York, 0.07%, 2/02/15	75,000	75,000,000
ING Bank NV, 0.14%, 2/06/15	44,000	44,000,000
Credit Agricole Corporate & Investment Bank, 0.08%, 2/02/15	142,000	142,000,000
Barclays Bank PLC, New York, 0.12%, 2/02/15	77,000	77,000,000
Total Time Deposits — 8.2%		338,000,000

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.12%, 3/05/15	50,000	49,994,667
0.07%, 5/28/15	66,000	65,985,113
0.10%, 6/11/15	25,000	24,991,333
0.13%, 7/02/15	80,000	79,956,378

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	29

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes, 0.09%, 4/30/16 (a)	$35,000	$35,000,000
Total U.S. Treasury Obligations — 6.2%		255,927,491

Repurchase Agreements
Citigroup Global Markets, Inc., 0.62%, 3/06/15 (Purchased on 01/09/15 to be repurchased at $100,096,444, collateralized by a U.S Treasury Obligation and various Corporate/Debt Obligations, 0.00% to 5.50%, due 12/15/16 to 5/25/54, original par and fair values of $1,020,326,209 and $106,904,808, respectively) (e)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $106,904,808)		100,000,000
Credit Suisse Securities (USA) LLC, 0.41%, 2/02/15 (Purchased on 01/29/15 to be repurchased at $98,933,507, collateralized by a Corporate/Debt Obligation and various U.S. Government Sponsored Agency Obligations, 5.00% to 3.63%, due 1/25/38 to 1/25/54, original par and fair values of $108,255,000 and $114,383,487, respectively)	98,929	98,929,000
Credit Suisse Securities (USA) LLC, 0.51%, 3/06/15 (Purchased on 06/11/12 to be repurchased at $40,207,967, collateralized by various U.S. Government Sponsored Agency Obligations, 5.00% to 6.00% due 10/15/23 to 7/15/36, original par and fair values of $27,915,000 and $42,803,221 respectively) (c)	40,000	40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $157,186,708)		138,929,000
Deutsche Bank Securities, Inc., 0.05%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $50,000,208, collateralized by a U.S. Treasury Obligation, 0.86% due 11/30/16, original par and fair values of $50,562,440 and $51,000,025 respectively) (e)	50,000	50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $51,000,025)		50,000,000
Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $75,000,313, collateralized by a U.S. Treasury Obligation, 3.13% due 2/15/42, original par and fair values of $316,263,500 and $325,001,457, respectively)	$75,000	$75,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $325,001,457)		75,000,000
Goldman Sachs & Co., 0.15%, 2/04/15 (Purchased on 01/28/15 to be repurchased at $40,001,167, collateralized by various U.S. Government Sponsored Agency Obligations, 1.91% to 5.98%, due 3/25/33 to 11/01/43, original par and fair values of $193,218,674 and $42,800,000, respectively)	40,000	40,000,000
Total Value of Goldman Sachs & Co. (collateral value of $42,800,000)		40,000,000
J.P. Morgan Securities LLC, 0.14%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $10,000,117, collateralized by various Corporate/Debt Obligations, 0.00% due 2/26/15 to 4/21/15, original par and fair values of $10,515,000 and $10,504,197 respectively)	10,000	10,000,000
J.P. Morgan Securities LLC, 0.50%, 5/04/15 (Purchased on 5/01/15 to be repurchased at $15,059,792, collateralized by various Corporate/Debt Obligations, 3.38% to 5.63% due 5/01/23 to 8/16/43, original par and fair values of $14,942,000 and $15,753,699 respectively) (c)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $26,257,896)		25,000,000
Mizuho Securities USA, Inc., 0.29%, 2/02/15 (Purchased on 3/4/13 to be repurchased at $75,422,917, collateralized by a Corporate/Debts Obligation and various U.S. Government Agency Obligations, 0.00% to 6.58%, due 7/15/26 to 4/16/44, original par and fair values of $724,492,310 and $80,517,061, respectively)	75,000	75,000,000

30	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total Value of Mizuho Securities USA, Inc. (collateral value of $80,517,061)		$75,000,000
RBC Capital Markets LLC, 0.13%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $40,000,433, collateralized by various Corporate/Debt Obligations, 0.42% to 10.75% due 3/17/15 to 3/15/87, original par and fair values of $36,856,677 and $42,000,000 respectively)	$40,000	40,000,000
RBC Capital Markets LLC, 0.14%, 2/02/15 (Purchased on 3/28/14 to be repurchased at $11,013,304, collateralized by various Corporate/Debt Obligations, 0.00% due 3/02/15 to 4/20/15, original par and fair values of $11,555,498 and $11,550,000 respectively)	11,000	11,000,000
RBC Capital Markets LLC, 0.14%, 2/02/15 (Purchased on 6/12/14 to be repurchased at $31,028,210, collateralized by various Corporate/Debt Obligations, 0.00% to 10.25% due 4/14/15 to 3/15/87, original par and fair values of $31,878,740 and $32,550,000 respectively)	31,000	31,000,000
Total Value of RBC Capital Markets LLC (collateral value of $86,100,000 )		82,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.26%, 2/02/15 (Purchased on 8/04/14 to be repurchased at $18,023,530, collateralized by various Corporate/Debt Obligations, 0.00%, due 2/05/15 to 2/13/15, original par and fair values of $18,901,190 and $18,900,001 respectively)	$18,000	$18,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $18,900,001)		18,000,000
Total Repurchase Agreements — 14.7%		603,929,000
Total Investments (Cost — $4,083,713,242*) — 99.3%		4,083,713,242
Other Assets Less Liabilities — 0.7%		28,485,699

Net Assets — 100.0%		$4,112,198,941

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Traded in a joint account.

Portfolio Abbreviations

RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015	31

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,083,713,242	—	$4,083,713,242
[1] See above Schedule of Investments for values in each sector.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, cash of $450,412 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

32	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2015